Document and Entity Information	May 01, 2023
Cover [Abstract]
Entity Registrant Name	KINETA, INC./DE
Amendment Flag	true
Entity Central Index Key	0001445283
Document Type	8-K/A
Document Period End Date	May 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-37695
Entity Tax Identification Number	20-8436652
Entity Address, Address Line One	219 Terry Ave. N.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	378-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	KA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by Kineta, Inc. with the Securities and Exchange Commission on May 2, 2023 (the “Original 8-K”), which contained an incorrect Exhibit 10.1. Amendment No. 1 replaces the incorrect Exhibit 10.1 with the correct Exhibit 10.1. No other changes have been made to the Original 8-K.